Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 2: Cash and Cash Equivalents

Cash includes bank deposits maintained at several financial institutions. The Company considers highly liquid instruments with an original maturity of three months or less to be cash equivalents. At various times throughout the nine months ended September 30, 2024, some accounts held at financial institutions were in excess of the federally insured limit of $250,000. The Company has not experienced any losses on these accounts and believes credit risk to be minimal.